Divestiture - Additional Information (Detail) - CAD ($) $ in Millions		9 Months Ended
	May 06, 2024	Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss		$ 0	$ 0	$ 185
CrediScotia Financiera SA [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment loss	$ 143
Gains (losses) on subsequent increase in fair value less costs to sell not in excess of recognised cumulative impairment loss or write-down to fair value less costs to sell	7
After tax impairment loss on disposal of business	$ 90